Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefits
Schedule of cash award expenses related to tax effects

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Cost of revenues	$174	60	—
Research and development	15,273	6,193	1,211
General and administrative	1,401	546	102
Sales and marketing	2,797	1,086	346
Total compensation	$19,645	7,885	1,659
Income tax benefit	$4,167	1,770	350